STOCK- BASED COMPENSATION (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
OTHER ISSUANCES OF COMMON STOCK FOR SERVICES
Company issued shares of common stock for consulting services	$ 3,400,000
Stock-based compensation based on grant date fair value of common shares issued	399,300
Company issued shares for services	8,000,000
Consulting fees	128,000
SERIES A PREFERRED STOCK ISSUED FOR SERVICES
Third party valuation of preferred stock and recorded stock-based compensation on June 3, 2015	920,800
Third party valuation of preferred stock and recorded stock-based compensation on September 26, 2015	317,100
STOCK OPTION AWARDS
Company recognized stock-based compensation expense	1,177,752	$ 2,626,715
Total unrecognized compensation cost related to non-vested stock options	$ 863,633